February 26, 1997


To Contract Owners of the Manning & Napier Variable Annuity:

Dear Contract Owners:

Enclosed is a copy of the consolidated Annual Report covering each of the Portfolios of the Manning & Napier Insurance Fund. The report includes information about each Portfolio's performance through December 31, 1996 as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-4MN-FUND (1-800-466-3863) if you have any questions about your investment in the Manning & Napier Variable Annuity.

Sincerely,

/s/ Amy J. Williams

Amy J. Williams
Fund Services Coordinator

Manning & Napier Insurance Fund, Inc.

Manning & Napier Bond Portfolio
Manning & Napier Equity Portfolio
Manning & Napier Small Cap Portfolio
Manning & Napier Moderate Growth Portoflio
Manning & Napier Growth Portfolio
Manning & Napier Maximum Horizon Portfolio

Annual Report
December 31, 1996

Management Discussion & Analysis

Dear Contract Owners:

We are pleased to provide the first Annual Report of the Manning & Napier Insurance Fund, which was launched on November 1, 1996. The portfolios of the Insurance Fund are offered for separate account investments within the Manning & Napier Variable Annuity, which was introduced on the same date. The
Insurance Fund is composed of six portfolios: three objectives-based portfolios, two equity portfolios, and a bond portfolio. This Annual Report will provide you with information on the performance of the portfolios of the Manning & Napier Insurance Fund as well as portfolio listings as of the end of the year.

The portfolios of the Manning & Napier Insurance Fund were active for only the last two months of the year, but a look back at the markets in 1996 will help set the stage for 1997.

For some time now, Manning & Napier's outlook has been for an economy with moderate growth and stable inflation. Although final economic statistics for the fourth quarter have not yet been released, currently available information indicates that the economy continued to grow at a moderate pace and that inflation stayed under control.

Following on the heels of its stellar returns in 1995, the stock market had another extraordinary year in 1996. With stocks continuing to move higher since the Funds inception, we have been building the stock portfolios carefully as opportunities are identified. Looking ahead to 1997, we will continue to approach the stock market cautiously. With valuations so high, a market correction must be seen as a possibility, and volatility should be expected. Our analysts, however, are still identifying good opportunities in the stock market, and we are selectively adding to the stock portfolios.

1996 was a tougher year in the bond market, as inflation fears escalated periodically, driving interest rates up and bond prices down. Our analysis shows that factors pointing toward higher inflation are isolated and are significantly outweighed by long-term economic trends, such as the growth of global trade, which serve to limit inflationary pressures. We have positioned the bond holdings in accordance with this long-term outlook.

Going forward into 1997, we continue to expect moderate growth, low inflation, and stable or lower interest rates. We expect the markets to be challenging, and we have positioned the portfolios in accordance with our outlook and with their individual objectives.

We wish you a healthy, happy, and prosperous 1997.

Sincerely,

Manning & Napier Advisors, Inc.

Performance Update as of December 31, 1996

BOND PORTFOLIO

During 1996, we saw several periods of rising interest rates when economic reports indicating strong growth ignited inflation fears. Our analysis, however, shows that these were short-term situations. We expect inflation to remain low and for interest rates to be stable to lower. We have weighted the portfolio toward the longer-end of the maturity spectrum, because long-term bonds offer the most growth potential in a falling interest rate environment.

Manning  &  Napier  places  great  emphasis on the quality of the bonds in the
Portfolio.    Lower  quality bonds may offer higher yields, but the additional yield is not enough to outweigh the risk added by their increased volatility.






Performance from inception 1

                                                     Total Return
Through                          Growth of $10,000                  Average
12/31/96                             Investment       Cumulative    Annual

Manning & Napier Bond Portfolio  $            9,940         -0.60%  N/A
Merrill Lynch Corporate/
   Government Bond Index 2       $           10,076          0.76%  N/A



[GRAPHIC]
LINE CHART

Data for Line Chart to follow:





          Manning & Napier   Merrill Lynch Corporate/
Date       Bond Portfolio      Government Bond Index

11/01/96  $          10,000  $                  10,000
11/30/96             10,090                     10,184
12/31/96              9,940                     10,076





[PIE CHART]

Portfolio Composition - Bond Porfolio - As of 12/31/96

U.S. Treasury Securities - 48%
U.S. Government Agencies - 45%
Cash, short-term investments
   and other assets less liabilities - 7%

[PIE CHART]

Effective Maturity - Bond Portfolio - As of 12/31/96 *

1 - 3 Years - 21.4%
3 - 5 Years - 13.3%
5 - 10 Years - 39.2%
Over 10 Years - 26.1%

* As a percentage of Total Investments

Please see Page 8 for Footnotes

Performance Update as of December 31, 1996

EQUITY PORTFOLIO

The Equity Portfolio is designed to provide long-term capital growth, without regard to interim volatility. Stocks are chosen for inclusion in the Portfolio through rigorous analysis by our team of stock analysts. We have built the Portfolio selectively because in this highly-valued stock market fewer stocks meet our investment strategies and pricing disciplines. Even in this challenging market environment, our analysts continue to identify attractively-valued stocks which we believe offer strong growth potential. As of the end of the year, this Portfolio was approximately 83% invested in stocks.

The Equity Portfolio has a significant weighting in technology stocks. We expect the strong growth which this sector has experienced in recent years to continue, as consumers and businesses expand their use of technology.






Performance from inception 1

                                                       Total Return
Through                            Growth of $10,000                  Average
12/31/96                               Investment       Cumulative    Annual

Manning & Napier Equity Portfolio  $           10,560          5.60%  N/A
Standard & Poor's (S&P) 500
   Total Return Index 3            $           10,542          5.42%  N/A



[GRAPHIC]
Line Chart

Data for Line Chart to follow:





               Manning & Napier            S & P 500
               Equity Portfolio       Total Return Index

11/01/96  $                   10,000  $            10,000
11/30/96                      10,720               10,755
12/31/96                      10,560               10,542



[PIE CHART]
Portfolio Composition -Equity Portfolio - As of 12/31/96


Chemicals & Allied Products - 6.2%
Electromedical Apparatus - 4.0%
Electronics & Electrical Equipment - 12.9%
Health Services - 3.9%
Paper & Allied Products - 6.8%
Photographic Equipment & Supplies - 4.4%
Retail - 23.0%
Cash, short-term investments and
   other assets less liabilities - 8.1%
U.S. Treasury Securities - 7.7%
Miscellaneous * - 23.0%

* Miscellaneous includes:
Air Transportation
Computer Equipment
Crude Petroleum & Natural Gas
Engineering Services
Fabricated Metal Products
Restaurants
Technical Instruments & Supplies
Utilities - Electric

Please see Page 8 for Footnotes

Performance Updatas of December 31, 1996

SMALL CAP PORTFOLIO

Historically, small company stocks have earned higher returns than those of larger companies, but they are also typically more volatile. In managing this Portfolio, we adhere to Manning & Napier's traditional investment strategies and pricing disciplines. Each stock in the Portfolio is individually selected and reviewed by analysts with specific industry expertise. In addition to searching for promising additions to the Portfolio, we continually reevaluate the holdings in the portfolio to assess their fit with our investment
strategies.    This strategy has proven quite successful for Manning & Napier's clients over time.

As of December 31, approximately 26.8% of the Small Cap Portfolio was invested in retail stocks. This sector of the market has been significantly undervalued, and we took advantage of this opportunity to purchase the stocks of some strong companies at attractive valuations; several of these holdings made strong contributions to the Portfolios' return late in the year.






Performance from inception 1

                                                           Total Return
Through                                Growth of $10,000                  Average
12/31/96                                   Investment       Cumulative    Annual

Manning & Napier Small Cap Portfolio   $           10,720          7.20%  N/A
Standard & Poor's (S&P)
   500 Total Return Index 3            $           10,542          5.42%  N/A




[GRAPHIC]
LINE CHART

Data for Line Chart to follow:





            Manning & Napier         S & P 500
          Small Cap Portfolio   Total Return Index

11/01/96  $             10,000  $            10,000
11/30/96                10,380               10,755
12/31/96                10,720               10,542



[PIE CHART]
Portfolio Composition - Small Cap Portfolio - As of 12/31/96


Fabricated Metal Products - 8.9%
Glass Products - 3.5%
Health Services - 4.7%
Primary Metal Industries - 6.8%
Restaurants - 4.3%
Retail - 26.8%
Software - 7.5%
Cash, short-term investments and
   other assets less liabilites - 22.5%
Miscellaneous * - 15.0%


* Miscellaneous includes:

Computer Equipment
Food & Beverages
Holding Companies
Optical Supplies
Printing & Publishing
Surgical & Medical Instruments
Technical Instruments & Supplies
Telecommunication Equipment

Please see Page 8 for Footnotes

Performance Update as of December 31, 1996

OBJECTIVES-BASED  PORTFOLIOS
(Moderate Growth  Portfolio,  Growth  Portfolio  &  Maximum
Horizon Portfolio)

The Insurance Fund includes three Objectives-Based portfolios: the Moderate Growth Portfolio, the Growth Portfolio, and the Maximum Horizon Portfolio. Each of these portfolios invests in a combination of stocks, bonds, and cash with a specific objective relating to its emphasis on growth and tolerance for short-term volatility. The specific allocation between asset classes, as well as the individual security selection, is managed by Manning & Napier in accordance with the objectives of each portfolio.

While our analysts continue to identify attractive long-term investment opportunities in the stock market, we have positioned the Moderate Growth Portfolio with a relatively low level of stocks, because this portfolio seeks to dampen volatility. Given the historically high valuations of the stock market, this is exactly what investors should expect. Because avoiding volatility is only a secondary concern of the Growth Portfolio and is not an objective of the Maximum Horizon Portfolio, these two Portfolios hold larger stock allocations.





Performance from inception 1

                                                  Total Return
Through                       Growth of $10,000                  Average
12/31/96                          Investment       Cumulative    Annual

Manning & Napier
   Moderate Growth Portfolio  $           10,110          1.10%  N/A
Lehman Brothers Intermediate
   Bond Index 4               $           10,067          0.67%  N/A
30 - 70 Blended Index 5       $           10,211          2.11%  N/A




[GRAPHIC]
LINE CHART

Data for Line Chart to follow:





               Manning & Napier           Lehman Brothers       30 - 70 Blended
          Moderate Growth Portfolio   Intermediate Bond Index        Index

11/01/96  $                   10,000  $                 10,000  $         10,000
11/30/96                      10,200                    10,132            10,319
12/31/96                      10,110                    10,067            10,211



[PIE CHART]

Portfolio Composition - Moderate Growth Portfolio - As of 12/31/96

Stocks - 14.1%
Bonds - 82.2%
Cash, short-term investments
   and other assets less liabilities - 3.7%


Please see Page 8 for Footnotes

Performance Update as of December 31, 1996

OBJECTIVES-BASED PORTFOLIOS
(Moderate Growth Portfolio, Growth Portfolio & Maximum Horizon Portfolio)





Performance from inception 1

                                                       Total Return
Through                            Growth of $10,000                  Average
12/31/96                               Investment       Cumulative    Annual

Manning & Napier Growth Portfolio  $           10,250          2.50%  N/A
Lehman Brothers Intermediate
   Bond Index 4                    $           10,067          0.67%  N/A
50-50 Blended Index 6              $           10,311          3.11%  N/A




[GRAPHIC]
LINE CHART

Data for Line Chart to follow:





          Manning & Napier       Lehman Brothers       50-50 Blended
          Growth Portfolio   Intermediate Bond Index       Index

11/01/96  $          10,000  $                 10,000  $       10,000
11/30/96             10,350                    10,132          10,463
12/31/96             10,250                    10,067          10,311




[PIE CHART]
Portfolio Composition - Growth Portfolio - As of 12/31/96

Stocks - 39.6%
Bonds - 58.2%
Cash, short-term investments
   and other assets less liabilities - 2.2%


Please see Page 8 for Footnotes

Performance Update as of December 31, 1996

OBJECTIVES-BASED PORTFOLIOS
(Moderate Growth Portfolio, Growth Portfolio & Maximum Horizon Portfolio)





Performance from inception 1

                                                   Total Return
Through                        Growth of $10,000                  Average
12/31/96                           Investment       Cumulative    Annual

Manning & Napier
   Maximum Horizon Portfolio   $           10,440          4.40%  N/A
Standard & Poor's (S&P)
   500 Total Return Index 3    $           10,542          5.42%  N/A




[GRAPHIC]
LINE CHART

Data for Line Chart to follow:





               Manning & Napier            S & P 500
          Maximum Horizon Portfolio   Total Return Index

11/01/96  $                   10,000  $            10,000
11/30/96                      10,640               10,755
12/31/96                      10,440               10,542




[PIE CHART]
Portfolio Composition - Maximum Horizon Portfolio - As of 12/31/96

Stocks - 75.1%
Bonds - 23.1%
Cash,short-term investments and other
   and other assets less liabilities - 1.8%


Please see Page 8 for Footnotes

Footnotes to Performance Update

1      Performance  numbers for the Portfolios and Indices are calculated from
November 1,  1996,  the  Portfolios'  inception  date.   The Portfolios'
performance is historical and may not be indicative of future results.

2      The  Merrill  Lynch  Corporate/Government  Bond Index is a market value weighted measure of approximately 4,775 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

3   The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter
market.    The  Index  returns  assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

4   The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,500 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one
year but less  than  ten  years.   The Index returns assume reinvestment of
income and, unlike Fund returns, do not reflect any fees or expenses.

5   The 30-70 Blended Index used for the Moderate Growth Portfolio is 30 % S&P
500  Total  Return  Index  (see note 3) and 70% Lehman Brothers Intermediate
Bond Index (see  note  4).    The Index returns assume reinvestment of income
and, unlike Fund returns, do not reflect any fees or expenses.

6 The 50-50 Blended Index used for the Growth Portfolio is 50 % S&P 500 Total Return Index (see note 3) and 50% Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 5,700 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

Investment Porfolio - December 31, 1996




                                                          PRINCIPAL       VALUE
Manning & Napier Bond Portfolio                           AMOUNT/SHARES   (NOTE 2)

U.S. TREASURY SECURITIES - 48.3%

U.S. TREASURY NOTES - 24.0%
U.S.Treasury Note, 6.50%, 10/15/2006                      $       30,000  $ 30,169

U.S. TREASURY BONDS - 24.3%
U.S. Treasury Bond, 6.875%, 8/15/2025                             30,000    30,572

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $61,886)                                                   60,741

U.S. GOVERNMENT AGENCIES - 44.7%
Federal Home Loan Bank Bond, 5.905%, 10/23/1998                   10,000     9,988
Federal Home Loan Mortgage, 6.130%, 8/19/1999                     15,000    15,004
Federal National Mortage Association, 7.550%, 4/22/2002           15,000    15,741
Student Loan Marketing Association, 7.500%, 3/8/2000              15,000    15,556

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $56,716)                                                   56,288

TOTAL INVESTMENTS - 93.0%
(Identified Cost $118,602)                                                 117,029

OTHER ASSETS, LESS LIABILITIES - 7.0%                                        8,846

NET ASSETS - 100%                                                         $125,875










FEDERAL TAX INFORMATION:

At December 31, 1996, the net unrealized depreciation based on identified cost for federal income tax purposes of $118,602 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                                 $     -

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                                  (1,573)

UNREALIZED DEPRECIATION - NET                                                       $(1,573)




The accompanying notes are an integral part of the financial statements.

Investment Porfolio - December 31, 1996






                                             VALUE
Manning & Napier Equity Portfolio   SHARES  (NOTE 2)

COMMON STOCK - 83.4%

AIR TRANSPORTATION - 3.3%
Federal Express Corp.*                  100  $  4,450

CHEMICAL & ALLIED PRODUCTS - 6.2%
Alliance Pharmaceutical Corp.*          275     3,747
Colgate-Palmolive Co.                    50     4,612
                                                8,359

COMPUTER EQUIPMENT - 2.7%
Digital Equipment, Corp.*               100     3,638

CRUDE PETROLEUM & NATURAL GAS - 3.2%
YPF Sociedad Anonima - ADR (Note 7)     175     4,419

ELECTROMEDICAL APPARATUS - 4.0%
Nellcor Puritan Bennett, Inc.*          250     5,469

ELECTRONICS & ELECTRICAL EQUIPMENT - 12.9%
SEMICONDUCTORS - 8.3%
Intel Corp.                              50     6,547
Texas Instruments, Inc.                  75     4,781
                                               11,328

TELECOMMUNICATION EQUIPMENT - 4.6%
BroadBand Technologies, Inc.*           150     2,212
DSC Communications Corp.*               225     4,022
                                                6,234
                                               17,562

ENGINERRING SERVICES - 3.0%
Jacobs Engineering Group, Inc.*         175     4,134

FABRICATED METAL PRODUCTS - 1.7%
Material Sciences Corp.*                125     2,250

HEALTH SERVICES - 3.9%
MedPartners, Inc.*                      250     5,250



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1996




                                              Shares /
                                             Principal     VALUE
Manning & Napier Equity Portfolio (continued)  Amount    (NOTE 2)


PAPER & ALLIED PRODUCTS - 6.8%
Alco Standard Corp.                                  100  $  5,162
Fort Howard Corp.*                                   150     4,153
                                                             9,315

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 4.4%
Eastman Kodak Co.                                     75     6,019

RESTAURANTS - 3.3%
McDonald's Corp.                                     100     4,525

RETAIL - 23.0%
RETAIL - DEPARTMENT STORES - 3.9%
Nordstrom, Inc.                                      150     5,316

RETAIL - SPECIALTY STORES - 15.1%
Fabri-Centers of America - Class B*                  200     3,075
Hancock Fabrics, Inc.                                450     4,669
Home Depot, Inc.                                      75     3,759
Office Depot, Inc.*                                  200     3,550
Tandy Corp.                                          125     5,500
                                                            20,553

RETAIL - WHOLESALE - 4.0%
Coleman Company, Inc.*                               400     5,500
                                                            31,369

TECHNICAL INSTRUMENTS & SUPPLIES - 3.0%
Millipore Corp.                                      100     4,138

UTILITIES-ELECTRIC - 2.0%
Enersis S.A.- ADR (Note 7)                           100     2,775

TOTAL COMMON STOCK
(Identified Cost $105,580)                                 113,672


U.S. TREASURY SECURITIES - 7.7%
U.S Treasury Bond, 7.25%, 8/15/2022           $   10,000    10,578
(Identified Cost $10,611)

SHORT-TERM INVESTMENTS- 3.8%
Dreyfus U.S. Treasury Money Market Reserves
(Identified Cost $5,133 )                          5,133     5,133



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1996

                                                  VALUE
Manning & Napier Equity Portfolio (continues)     (NOTE 2)
TOTAL INVESTMENTS - 94.9%
(Identified Cost $121,324)                        $129,383

OTHER ASSETS, LESS LIABILITIES - 5.1%                6,884

NET ASSETS - 100%                                  $136,267


*Non-income producing security






FEDERAL TAX INFORMATION:

At December 31, 1996, the net unrealized appreciation based on identified cost for federal income tax purposes of $121,494 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                                 $ 9,321

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                                  (1,432)

UNREALIZED APPRECIATION - NET                                                       $ 7,889



The accompanying notes are an integral part of the financial statements.

Investment Porfolio - December 31, 1996






                                                               Value
Manning & Napier Small Cap Portfolio                 Shares  (Note 2)

COMMON STOCK - 77.5%

COMPUTER EQUIPMENT- 1.3%
   Varitronix International Ltd. (Note 7)             1,000  $  1,810

FABRICATED METAL PRODUCTS - 8.9%
   Keystone International, Inc.                         300     6,037
   Material Sciences Corp.*                             350     6,300
                                                               12,337

FOOD & BEVERAGES - 2.1%
   Canandaigua Wine Company, Inc. - Class A*            100     2,850

GLASS PRODUCTS - 3.5%
   Libbey, Inc.                                         175     4,878

HEALTH SERVICES - 4.7%
   RehabCare Group, Inc.                                275     5,534
   U. S. Physical Therapy, Inc.*                        100       975
                                                                6,509

HOLDING COMPANIES - 0.9%
   EK Chor China Motorcycle Co. Ltd. - ADR (Note 7)     175     1,291

OPTICAL SUPPLIES - 2.1%
  Sola International, Inc.*                              75     2,850

PRIMARY METAL INDUSTRIES - 6.8%
   American Superconductor Corp.*                       150     1,594
   Gibraltar Steel Corp.*                               300     7,875
                                                                9,469

PRINTING & PUBLISHING - 3.0%
   Playboy Enterprises, Inc. - Class A*                 125     1,266
   Playboy Enterprises, Inc. - Class B*                 150     1,462
   Houghton Mifflin Co.                                  25     1,416
                                                                4,144

RESTAURANTS - 4.3%
   Mortons Restaurant Group, Inc.*                      350     5,906




The accompanying notes are an integral part of the finacial statements.

Investment Portfolio - December 31, 1996

                                                               Value
Manning & Napier Small Cap Portfolio(continued)      Shares  (Note 2)


RETAIL - 26.8%
   RETAIL - HOME FURNISHING STORES - 5.7%
   Pier 1 Imports, Inc.                              450     $  7,931

   RETAIL - SPECIALTY STORES - 11.7%
   Fabri-Centers of America - Class A*               575        9,272
   Fabri-Centers of America - Class B*               250        3,844
   Hancock Fabrics, Inc.                             300        3,112
                                                               16,228
   RETAIL - VARIETY STORES - 5.2%
   Family Dollar Stores, Inc.                        350        7,131

   RETAIL - WHOLESALE - 4.2%
   Coleman Company, Inc.*                            425        5,844
                                                               37,134

SOFTWARE - 7.5%
   Electronic Arts, Inc.*                            100        2,994
   Founder Hong Kong Ltd.* (Note 7)                4,000        1,539
   Symantec Corp.*                                   400        5,800
                                                               10,333

SURGICAL & MEDICAL INSTRUMENTS - 2.0%
   Allied Healthcare Products, Inc.                  375        2,766

TECHNICAL INSTRUMENTS & SUPPLIES - 1.5%
   Millipore Corp.                                    50        2,069

TELECOMMUNICATIONS EQUIPMENT - 2.1%
   BroadBand Technologies, Inc.*                     200        2,950

TOTAL COMMON STOCK
  (Identified Cost $97,532)                                   107,296


The accompanying notes are an integral part of the finacial statements.

Investment Portfolio - December 31, 1996

                                                    Principal
                                                     Amount/   Value
Manning & Napier Small Cap Portfolio(continued)      Shares  (Note 2)


SHORT-TERM INVESTMENTS - 22.4%
Federal Farm Credit Bank Discount Note,  1/17/1997  $ 5,000  $  4,988
Federal National Mortgage Corp. Discount Note,
   1/17/1997                                         20,000    19,953
Dreyfus U.S. Treasury Money Market Reserves           6,018     6,018

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $ 30,959)                                   30,959

TOTAL INVESTMENTS - 99.9%
   (Identified Cost $128,491)                                 138,255

OTHER ASSETS, LESS LIABILITIES - 0.1%                             119

NET ASSETS - 100%                                            $138,374


*Non-income producing security






FEDERAL TAX INFORMATION:

At December 31, 1996, the net unrealized appreciation based on identified cost for federal income tax purposes of $128,491 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                                 $12,325

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                                  (2,561)

UNREALIZED APPRECIATION - NET                                                       $ 9,764




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1996







                                                             Shares/
                                                            Principal  VALUE
Manning & Napier Moderate Growth Portfolio                  Amount    (NOTE 2)

COMMON STOCK - 14.1%

AIR TRANSPORTATION- 1.7%
Federal Express Corp.*                                              50  $  2,225

COMMUNICATIONS - 0.9%
Stet Societa' Finanziaria Telefonica S.p.A. - ADR (Note 7)          25     1,109

ELECTROMEDICAL APPARATUS - 2.1%
Nellcor Puritan Bennett, Inc.*                                     125     2,735

ENGINEERING SERVICES - 0.5%
Jacobs Engineering Group, Inc.*                                     25       591

HEALTH SERVICES - 1.2 %
MedPartners, Inc.*                                                  75     1,575

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.6%
Eastman Kodak Co.                                                   25     2,006

RESTAURANTS - 0.9%
McDonald's Corp.                                                    25     1,131

RETAIL - SPECIALTY STORES - 4.8%
Fabri-Centers of America - Class A*                                 50       806
Fabri-Centers of America - Class B*                                 50       769
Fingerhut Companies, Inc.                                          125     1,531
Hancock Fabrics, Inc.                                               75       778
Tandy Corp.                                                         50     2,200
                                                                           6,084

TELECOMMUNICATION EQUIPMENT - 0.4%
General Instrument Corp.*                                           25       541

TOTAL COMMON STOCK
(Identified Cost $16,809)                                                 17,997

U.S. TREASURY SECURITIES - 47.2%

U.S. TREASURY BONDS - 19.9%
U.S. Treasury Bond, 6.875%,  8/15/2025
(Identified Cost $25,616 )                                  $   25,000    25,477



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1996






                                                            Principal
                                                            Amount /   VALUE
Manning & Napier Moderate Growth Portfolio(continued)       Shares    (NOTE 2)
U.S. TREASURY NOTES - 27.3%
U.S. Treasury Note, 6.500%, 10/15/2006                      $  5,000  $  5,028
U.S. Treasury Note, 6.250%, 10,31,2001                        25,000    25,016
U.S. Treasury Note, 5.875%, 10/31/1998                         5,000     4,994

TOTAL U.S. TREAURY NOTES                                                35,038
(Identified Cost $ 35,286 )


TOTAL U.S. TREASURY SECURITIES
  (Identified Cost $60,902)                                             60,515

U.S.GOVERNMENT AGENCIES - 35.0%
Federal Home Loan Bank Bond, 5.950%, 11/05/99                 15,000    14,922
Federal National Mortgage Association, 5.375%, 6/10/98        15,000    14,897
Tennessee Valley Authority, 5.950%, 9/15/98                   15,000    14,986

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $44,990)                                            44,805

SHORT-TERM INVESTMENTS - 2.6%
Dreyfus U.S. Treasury Money Market Reserves
   (Identified Cost $3,309)                                    3,309     3,309

TOTAL INVESTMENTS - 98.9%
(Identified Cost $126,010)                                             126,626

OTHER ASSETS, LESS LIABILTIES - 1.1%                                     1,478

NET ASSETS - 100%                                                     $128,104

* Non-income producing security



FEDERAL TAX INFORMATION:

At December 31, 1996, the net unrealized appreciation based on identified cost for federal income tax purposes of $126,010 was as follows:

Aggregate gross unrealized appreciation for all investments
in  which there was an excess of value over tax cost                    $1,544

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                       (928)

UNREALIZED APPRECIATION - NET                                             $616



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1996



                                                                    VALUE
Manning & Napier Growth Portfolio                           SHARES  (Note 2)

COMMON STOCK - 39.6%

AIR TRANSPORTATION- 3.4%
Federal Express Corp.*                                         100  $  4,450

APPAREL- 2.6%
VF Corp.                                                        50     3,375

COMMUNICATIONS- 3.0%
Stet Societa' Finanziaria Telefonica S.p.A. - ADR (Note 7)      50     2,219
Telefonica de Espana - ADR (Note 7)                             25     1,731
                                                                       3,950

CRUDE PETROLEUM & NATURAL GAS - 1.5%
YPF Sociedad Anonima - ADR (Note 7)                             75     1,894

ELECTROMEDICAL APPARATUS- 2.1%
Nellcor Puritan Bennett, Inc.*                                 125     2,734

ENGINEERING SERVICES - 0.5%
Jacobs Engineering Group, Inc.*                                 25       591

HEALTH SERVICES- 2.8%
MedPartners, Inc.*                                             175     3,675

PAPER & ALLIED PRODUCTS - 1.1%
Fort Howard Corp.*                                              50     1,384

PHOTOGRAPHIC EQUIPMENT & SUPPLIES- 3.1%
Eastman Kodak Co.                                               50     4,013

SEMICONDUCTOR - 2.4%
Texas Instruments, Inc.                                         50     3,188

SOFTWARE - 0.8%
Oracle Corp.*                                                   25     1,044

RESTAURANTS - 3.5%
McDonald's Corp.                                               100     4,525



The accompanying notes are an integral part of the finacial statements.

Investment Portfolio - December 31, 1996





                                               Shares /
                                               Principal    Value
Manning & Napier Growth Portfolio (continued)  Amount     (Note 2)

RETAIL - 8.1%
Fabri-Centers of America - Class A*                50     $    806
Fabri-Centers of America - Class B*                50          769
Fingerhut Companies, Inc.                         125        1,531
Hancock Fabrics, Inc.                              75          778
Home Depot, Inc.                                   50        2,506
Office Depot, Inc.*                                50          888
Tandy Corp.                                        75        3,300
                                                            10,578

TELECOMMUNICATIONS EQUIPMENT - 3.6%
General Instrument Corp.*                          75        1,622
Motorola, Inc.                                     50        3,068
                                                             4,690

UTILITIES-ELECTRIC- 1.1%
Enersis S.A.- ADR (Note 7)                         50        1,388

TOTAL COMMON STOCK
(Identified Cost $48,426)                                   51,479

U.S. TREASURY SECURITIES- 46.7%

U.S. TREASURY BONDS - 27.5%
U.S. Treasury Bond, 6.875%, 8/15/2025
(Identified Cost $35,862)                      $35,000      35,667

U.S. TREASURY NOTES - 19.2%
U.S. Treasury Note, 5.875%, 10/31/1998          10,000       9,988
U.S. Treasury Note, 6.25%, 10/15/2001           15,000      15,009

TOTAL U.S. TREASURY NOTES
(Identified Cost $25,154)                                   24,997

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $61,016)                                   60,664



The accompanying notes are an integral part of the finacial statements.

Investment Portfolio - December 31, 1996




                                                  Principal
                                                  Amount/      Value
Manning & Napier Growth Portfolio (continued)     SHARES    (Note 2)

U.S. GOVERNMENT AGENCY - 11.5%
Federal Home Loan Mortgage Corporation, 5.95%,
11/5/1999 (Identified Cost $15,027)               $ 15,000  $ 14,922

SHORT-TERM INVESTMENTS - 1.1%
Dreyfus U.S. Treasury Money Market Reserves
(Identified Cost $1,401)                             1,401     1,401

TOTAL INVESTMENTS - 98.9%
(Identified Cost $125,870)                                   128,466

OTHER ASSETS, LESS LIABILITIES - 1.1%                          1,408

NET ASSETS - 100%                                           $129,874


*Non-income producing security


FEDERAL TAX INFORMATION:

At December 31, 1996, the net unrealized appreciation based on identified cost for federal income tax purposes of $125,870 was as follows:

Aggregate gross unrealized appreciation for all investments
in which ther was an excess of value over tax cost                      $3,903

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                    (1,307)

UNREALIZED APPRECIATION - NET                                           $2,596



The accompanying notes are an integral part of the finacial statements.

Investment Portfolio - December 31, 1996






                                                                     VALUE
Manning & Napier Maximum Horizon Portfolio                  SHARES  (NOTE 2)

COMMON STOCK - 75.1%

AIR TRANSPORTATION- 3.4%
Federal Express Corp.*                                         100  $  4,450

APPAREL - 3.8%
VF Corp.                                                        75     5,063

CHEMICAL & ALLIED PRODUCTS -  6.3%
Alliance Pharmaceutical Corp.*                                  25       341
Procter & Gamble Co.                                            75     8,062
                                                                       8,403

COMMUNICATIONS - 5.1%
Stet Societa' Finanziaria Telefonica S.p.A. - ADR (Note 7)      75     3,328
Telefonica de Espana - ADR (note 7)                             50     3,462
                                                                       6,790

CRUDE PETROLEUM & NATURAL GAS - 2.9%
YPF Sociedad Anonima - ADR (Note 7)                            150     3,788


ELECTROMEDICAL APPARATUS - 4.1%
Nellcor Puritan Bennett, Inc.*                                 250     5,469

ENGINEERING SERVICES - 0.5%
Jacobs Engineering Group, Inc.*                                 25       591

HEALTH SERVICES - 3.6%
MedPartners, Inc.*                                             225     4,725

PAPER & ALLIED PRODUCTS - 5.0%
Alco Standard Corp.                                             75     3,872
Fort Howard Corp.*                                             100     2,769
                                                                       6,641

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 4.6%
Eastman Kodak Co.                                               75     6,019

RESTAURANTS - 4.3%
McDonald's Corp.                                               125     5,656



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1996






                                                                     VALUE
Manning & Napier Maximum Horizon Portfolio(continued)       SHARES  (NOTE 2)




RETAIL - 18.7%

RETAIL - DEPARTMENT STORES - 4.0%
Nordstom, Inc.                                               150    $  5,316

RETAIL - SPECIALTY STORES - 10.8%
Fabri-Centers of America - Class A*                           50         806
Fabri-Centers of America - Class B*                           50         769
Fingerhut Companies, Inc.                                    125       1,531
Hancock Fabrics, Inc                                         100       1,037
Home Depot, Inc.                                              75       3,759
Office Depot, Inc*                                            50         888
Tandy Corp.                                                  125       5,500
                                                                      14,290

RETAIL - WHOLESALE - 3.9%
Coleman Company, Inc.*                                       375       5,156
                                                                      24,762

SEMICONDUCTORS - 3.6%
Texas Instruments, Inc.                                       75       4,781

SOFTWARE - 2.4%
Oracle Corp.*                                                 75       3,131

TECHNICAL INSTRUMENTS & SUPPLIES - 1.6%
Millipore Corp.                                               50       2,069

TELECOMMUNICATIONS EQUIPMENT - 3.1%
Genreal Instrument Corp.*                                     50       1,081
Motorola, Inc.                                                50       3,069
                                                                       4,150

UTILITIES-ELECTRIC - 2.1%
Enersis S.A. - ADR (Note 7)                                  100       2,775

TOTAL COMMON STOCK
(Identified Cost $93,743)                                             99,263


The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1996






                                                          Principal
                                                            Amount/   VALUE
Manning & Napier Maximum Horizon Portfolio(continued)       SHARES  (NOTE 2)





U.S. TREASURY SECURITIES -  23.1%

U.S. Treasury Note, 6.250%, 10/31/2001                      $ 5,000 $   5,003
U.S. Treasury Bond, 6.875%, 8/15/2025                        25,000    25,476

TOTAL U.S. TREASURY SECURITIES
  (Identified Cost $30,656)                                            30,479

SHORT-TERM INVESTMENTS - 1.2%
Dreyfus U.S. Treasury Money Market Reserves
  (Idenfied Cost $1,608)                                      1,608     1,608

TOTAL INVESTMENTS - 99.4%
 (Idendified Cost $126,007)                                           131,350

OTHER ASSETS, LESS LIABILITIES - 0.6%                                     866

NET ASSETS - 100%                                                    $132,216



*Non-income producing security






FEDERAL TAX INFORMATION:

At December 31, 1996, the net unrealized appreciation based on identified cost for federal income tax purposes of $126,007 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                                 $ 6,840

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                                  (1,497)

UNREALIZED APPRECIATION - NET                                                       $ 5,343



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

December 31, 1996






                                       MANNING & NAPIER INSURANCE FUND, INC.
                                      ---------------------------------------
                                                                                                          Moderate
                                                       Bond                      Equity      Small Cap     Growth      Growth
                                                     Portfolio                  Portfolio    Portfolio   Portfolio    Portfolio

ASSETS:

Investments in securities (Note 2):
     At identified cost               $                              118,602   $  121,324   $  128,491   $  126,010  $  125,870
     At value                         $                              117,029   $  129,383   $  138,255   $  126,626  $  128,466
Cash                                                                   6,730           --           --           --          --
Dividends receivable                                                      --          613           67           26          49
Interest receivable                                                    2,223          274           --        1,491       1,311
Receivable for securities sold                                            --        5,940           --           --          --
Receivable from investment advisor                                     6,585        6,500        6,504        6,513       6,510

TOTAL ASSETS                                                         132,567      142,710      144,826      134,656     136,336


LIABILITIES:

Accrued Directors' fees (Note 3)                                       1,917        1,917        1,917        1,917       1,917
Audit fee payable                                                      4,000        4,000        4,000        4,000       4,000
Custodian fee payable                                                     50           50           50           50          50
Other payables and accrued expenses                                      725          476          485          585         495

TOTAL LIABILITIES                                                      6,692        6,443        6,452        6,552       6,462

NET ASSETS                            $                              125,875   $  136,267   $  138,374   $  128,104  $  129,874

NET ASSETS CONSIST OF:

Capital stock                         $                                  127   $      129   $      129   $      127  $      127
Additional paid-in-capital                                           126,540      129,064      129,052      126,540     126,540
Undistributed net investment income                                      781          602          113          821         634
Accumulated net realized gain (loss)
     on investments                                                       --       (1,587)        (684)          --         (23)
Net unrealized appreciation
    (depreciation) on investments                                     (1,573)       8,059        9,764          616       2,596

TOTAL NET ASSETS                      $                              125,875   $  136,267   $  138,374   $  128,104  $  129,874

SHARES OUTSTANDING                                                    12,667       12,907       12,913       12,667      12,667

NET ASSET VALUE PER SHARE             $                                 9.94   $    10.56   $    10.72   $    10.11  $    10.25






                                        Maximum
                                        Horizon
                                       Portfolio

ASSETS:

Investments in securities (Note 2):
     At identified cost               $  126,007
     At value                         $  131,350
Cash                                          --
Dividends receivable                          80
Interest receivable                          703
Receivable for securities sold                --
Receivable from investment advisor         6,505

TOTAL ASSETS                             138,638


LIABILITIES:

Accrued Directors' fees (Note 3)           1,917
Audit fee payable                          4,000
Custodian fee payable                         50
Other payables and accrued expenses          455

TOTAL LIABILITIES                          6,422

NET ASSETS                            $  132,216

NET ASSETS CONSIST OF:

Capital stock                         $      127
Additional paid-in-capital               126,540
Undistributed net investment income          296
Accumulated net realized gain (loss)
     on investments                          (90)
Net unrealized appreciation
    (depreciation) on investments          5,343

TOTAL NET ASSETS                      $  132,216

SHARES OUTSTANDING                        12,667

NET ASSET VALUE PER SHARE             $    10.44




   Tha accompanying notes are an integral part of the financial statements.

Statement of Operations

For the Period November 1, 1996 (commencement of operations) to December 31,1996






                                           MANNING & NAPIER INSURANCE FUND, INC.
                                          ---------------------------------------
                                                                                                              Moderate
                                                           Bond                      Equity      Small Cap     Growth
                                                         Portfolio                  Portfolio    Portfolio    Portfolio

INVESTMENT INCOME:

Interest                                  $                                  950   $      145   $      212   $    1,035
Dividends                                                                     --          711          150           28

Total Investment Income                                                      950          856          362        1,063


EXPENSES:

Management fees (Note 3)                                                      99          212          208          201
Directors' fees (Note 3)                                                   1,917        1,917        1,917        1,917
Custodian fee                                                                112          361          352          253
Audit fee                                                                  4,000        4,000        4,000        4,000
Miscellaneous                                                                725          476          484          585

Total Expenses                                                             6,853        6,966        6,961        6,956

Less Reduction of Expenses (Note 3)                                       (6,684)      (6,712)      (6,712)      (6,714)

Net Expenses                                                                 169          254          249          242

NET INVESTMENT INCOME                                                        781          602          113          821


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments
  (identified cost basis)                                                     --       (1,587)        (684)          --
Net change in unrealized appreciation
   (depreciation) on investments                                          (1,573)       8,059        9,764          616

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS                                             (1,573)       6,472        9,080          616

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS                                $                                 (792)  $    7,074   $    9,193   $    1,437







                                                         Maximum
                                            Growth       Horizon
                                           Portfolio    Portfolio

INVESTMENT INCOME:

Interest                                  $      775   $      345
Dividends                                        103          200

Total Investment Income                          878          545


EXPENSES:

Management fees (Note 3)                         203          207
Directors' fees (Note 3)                       1,917        1,917
Custodian fee                                    342          382
Audit fee                                      4,000        4,000
Miscellaneous                                    495          455

Total Expenses                                 6,957        6,961

Less Reduction of Expenses (Note 3)           (6,713)      (6,712)

Net Expenses                                     244          249

NET INVESTMENT INCOME                            634          296


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments
  (identified cost basis)                        (23)         (90)
Net change in unrealized appreciation
   (depreciation) on investments               2,596        5,343

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS                  2,573        5,253

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS                                $    3,207   $    5,549





The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

For  the  Period November 1, 1996 (commencement of operations) to December 31,
1996






                                         MANNING & NAPIER INSURANCE FUND, INC.
                                        ---------------------------------------
                                                                                                            Moderate
                                                         Bond                      Equity      Small Cap     Growth      Growth
                                                       Portfolio                  Portfolio    Portfolio   Portfolio    Portfolio

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:

Net investment income                   $                                  781   $      602   $      113   $      821  $      634
Net realized loss on investments                                            --       (1,587)        (684)          --         (23)
Net change in unrealized appreciation
  (depreciation) on investments                                         (1,573)       8,059        9,764          616       2,596

Net increase (decrease) in net assets
 from operations                                                          (792)       7,074        9,193        1,437       3,207

CAPITAL STOCK ISSUED AND
 REDEEMED:

Net increase from capital share
   transactions (Note 5)                                               126,667      129,193      129,181      126,667     126,667

Net increase in net assets                                             125,875      136,267      138,374      128,104     129,874


NET ASSETS:

Beginning of period                                                         --           --           --           --          --

End of period                           $                              125,875   $  136,267   $  138,374   $  128,104  $  129,874





                                          Maximum
                                          Horizon
                                         Portfolio

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:

Net investment income                   $      296
Net realized loss on investments               (90)
Net change in unrealized appreciation
  (depreciation) on investments              5,343

Net increase (decrease) in net assets
 from operations                             5,549

CAPITAL STOCK ISSUED AND
 REDEEMED:

Net increase from capital share
   transactions (Note 5)                   126,667

Net increase in net assets                 132,216


NET ASSETS:

Beginning of period                             --

End of period                           $  132,216



   The accompanying notes are an integral part of the financial statements.






                                             MANNING & NAPIER INSURANCE FUND, INC.
                                            ---------------------------------------
                                                                                                                Moderate
                                                             Bond                      Equity      Small Cap     Growth
                                                           Portfolio                  Portfolio    Portfolio    Portfolio

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD      $                                10.00   $    10.00   $    10.00   $    10.00

Income from investment operations:
   Net investment income                                                     0.062        0.047        0.009        0.065
   Net realized and unrealized gain (loss)
      on investments                                                        (0.122)       0.513        0.711        0.045

Total from investment operations                                            (0.060)       0.560        0.720        0.110

NET ASSET VALUE - END OF PERIOD             $                                 9.94   $    10.56   $    10.72   $    10.11

Total return: 1                                                             (0.60%)        5.60%        7.20%        1.10%

Ratios of expenses (to average net
   assets) / Supplemental Data*:
    Expenses 2                                                                0.85%        1.20%        1.20%        1.20%
    Net investment income 2                                                   3.92%        2.84%        0.55%        4.08%

Portfolio turnover                                                               0%          29%           9%           0%

Average commision rate paid                                                     --   $   0.0061   $   0.0356   $   0.0700

NET ASSETS - END OF PERIOD                  $                              125,875   $  136,267   $  138,374   $  128,104

*  The investment advisor did not impose its management fee and paid a portion
of  the  Fund's  expenses.    If these expenses had been incurred by the Fund,
expenses  would  habe  been  limited  by  state  securities  law  and the net investment income per share and the ratios would have been as follows:


Net Investment Income                       $                         0.036          $0.025       ($0.012)      $0.044
Ratios (to average net assets):
   Expenses 2                                                        2.50%            2.50%         2.50%       2.50%
   Net investment income 2                                           2.27%            1.54%        (0.75%)      2.78%



1  Total return represents aggregate total return for the period indicated.
2  Annualized.




                                                           Maximum
                                              Growth       Horizon
                                             Portfolio    Portfolio

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD      $    10.00   $    10.00

Income from investment operations:
   Net investment income                         0.050        0.023
   Net realized and unrealized gain (loss)
      on investments                             0.200        0.417

Total from investment operations                 0.250        0.440

NET ASSET VALUE - END OF PERIOD             $    10.25   $    10.44

Total return: 1                                   2.50%        4.40%

Ratios of expenses (to average net
   assets) / Supplemental Data*:
    Expenses 2                                    1.20%        1.20%
    Net investment income 2                       3.11%        1.43%

Portfolio turnover                                   3%           4%

Average commision rate paid                 $   0.0696   $   0.0691

NET ASSETS - END OF PERIOD                  $  129,874   $  132,216


*  The investment advisor did not impose its management fee and paid a portion
of  the  Fund's  expenses.    If these expenses had been incurred by the Fund,
expenses  would  habe  been  limited  by  state  securities  law  and the net investment income per share and the ratios would have been as follows:


Net Investment Income                       $0.029       $0.002
Ratios (to average net assets):
   Expenses 2                               2.50%          2.50%
   Net investment income 2                  1.81%          0.13%


1 Total return represents aggregate total return for the period indicated. 2 Annualized.




   The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements


1.     ORGANIZATION
Manning & Napier Bond Portfolio (Bond Portfolio), Manning & Napier Equity Portfolio (Equity Portfolio), Manning & Napier Small Cap Portfolio (Small Cap Portfolio), Manning & Napier Moderate Growth Portfolio (Moderate Growth Portfolio), Manning & Napier Growth Portfolio (Growth Portfolio), and Manning & Napier Maximum Horizon Portfolio (Maximum Horizon Portfolio) are no-load diversified series funds (collectively the Funds) of Manning & Napier Insurance Fund, Inc. (the "Corporation"). The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Corporation are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company.

The total authorized capital stock of the Corporation consists of 550 million shares of common stock each having a par value of $0.01. As of December 31, 1996, the shares are currently classified into six classes of shares, of which 50 million have been designated for each of the folllowing: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equtiy Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the last quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty (60) days or less are valued at amortized cost which apprixates market value.

Notes to Financail Statements

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

FEDERAL INCOME TAXES
The Funds policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds are not subject to federal income tax to the extent the Funds qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and the Funds distribute to shareholders each year their taxable incomes, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes have been made in the financial statements.

The Funds use the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

At December 31, 1996, the following Funds have capital loss carry forwards, for federal income tax purposes, which will expire on December 31, 2004:

Equity Portfolio          $  1,417
Small Cap Portfolio       $    684
Growth Portfolio          $     23
Maximum Horizon Portfolio $     90

DISTRIBUTION OF INCOME AND GAINS
Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. Additional distributions may be necessary to avoid taxation of the Funds.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Funds may periodically make reclassification among their capital accounts without impacting the Funds net asset value.

Notes to Financial Statements

FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchase and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately stated.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds may purchase or sell forward foreign currency contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

At December 31, 1996, the Funds had no open foreign currency exchange contracts.

OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets ans liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the repoting period. Actual results could differ from those estimates.

3.     TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate based upon the following percentages of average daily net assets: 0.50% for Bond Portfolio and 1.00% for the Equity Portfolio, Small Cap Portfolio, Moderate Growth Portfolio, Growth Portfolio, and the Maximum Horizon Portfolio. For the period November 1, 1996 (commencement of operations) to December 31, 1996, the fees amounted to: $99 for the Bond Portfolio; $212 for the Equity Portfolio; $208 for the Small Cap Portfolio; $201 for the Moderate Growth Portfolio; $203 for the Growth Portfolio; and $207 for the Maximum Horizon Portfolio.

Notes to Financial Statements

Under the Funds Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Funds with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Funds organization. The Advisor also provides the Funds with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Funds and of all Directors who are "affiliated persons" of the Funds or of the Advisor, and all personnel of the Funds or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Funds in order to maintain total expenses for the Equity Portfolio, Small Cap Portfolio, Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio at no more than 1.20%, and for the Bond Portfolio at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $6,585 for the Bond Portfolio, $6,500 for the Equity Portfolio, $6,504 for the Small Cap Portfolio, $6,513 for the Moderate Growth Portfolio, $6,510 for the Growth Portfolio, and $6,505 for the Maximum Horizon Portfolio, for the period November 1, 1996 (commencement of operations) to December 31, 1996.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Funds. These services are provided at no additional cost to the Funds.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Funds shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Funds.

The compensation of the non-affiliated Directors totaled $1,917 for each Fund for the period November 1, 1996 (commencement of operations) to December 1, 1996.

4.     PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term securities, for the period November 1, 1996 (commencement of operations) to December 1, 1996, were as follows:




                             Purchases                      Sales
Fund                       Other Issuers   Government   Other Issuers   Government

Bond Portfolio                         --  $   118,656              --          --
Equity Portfolio           $      132,041  $    10,613  $       24,874          --
Small Cap Portfolio        $      104,258           --  $        6,042          --
Moderate Growth Portfolio  $       16,809  $   105,906              --          --
Growth Portfolio           $       50,648  $    76,042  $        2,199          --
Maximum Horizon Portfolio  $       97,084  $    30,658  $        3,251          --

 Notes to Financial Statements

5.     CAPITAL STOCK TRANSACTIONS
Transactions in capital shares of Funds were as follows for the period November 1, 1996 (commencement of operations) to December 31, 1996:





                           Fund Shares Sold
Fund                            Shares        Amount

Bond Portfolio                       12,667  $126,667
Equity Portfolio                     12,907  $129,193
Small Cap Portfolio                  12,913  $129,181
Moderate Growth Portfolio            12,667  $126,667
Growth Portfolio                     12,667  $126,667
Maximum Horizon Portfolio            12,667  $126,667


There were no repurchases during the period November 1, 1996 to December 31, 1996.

The Advisor owns 12,667 shares of each of the above funds as of December 31, 1996.

6.     FINANCIAL INSTRUMENTS
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to varying degrees, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Funds on December 31, 1996.

7.     FOREIGN SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the United States government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than securities of comparable U.S. companies and the United States government.

Report of Independent Accountants

To the Shareholders and Board of Directors of Manning & Napier Insurance Fund,
Inc.:

We have audited the accompanying statements of assets and liabilities of Manning & Napier Insurance Fund, Inc. (comprising, respectively, Manning & Napier Bond Portfolio, Manning & Napier Equity Portfolio, Manning & Napier Small Cap Portfolio, Manning & Napier Moderate Growth Portfolio, Manning & Napier Growth Portfolio, and Manning & Napier Maximum Horizon Portfolio - the "Funds"), including the schedules of portfolio investments, as of December 31, 1996, and the related statemenst of operations, the statements of changes in net assets, and the financial highlights for the period November 1, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finacial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above presents fairly, in all material respects, the financial position of each of the respective Funds constituting Manning & Napier Insurance Fund,
Inc. as of December 31, 1996, the results of the Funds' operations, the changes in the Funds' net assets, and the financial highlights for the period November 1, 1996 (commencement of operations) to December 31, 1996 in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 23, 1997